Classification of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Classification of financial assets and liabilities
Schedule of financial assets by accounting category

	December 31, 2024
	Financial assets at fair value		Amortized cost	Total
		Derivatives used
		for hedge
Skr mn	Mandatorily	accounting
Cash and cash equivalents	—	—	5,219	5,219
Treasuries/government bonds	4,150	—	—	4,150
Other interest-bearing securities except loans	52,843	—	—	52,843
Loans in the form of interest-bearing securities	—	—	48,726	48,726
Loans to credit institutions	—	—	13,529	13,529
Loans to the public	—	—	224,354	224,354
Derivatives	8,674	1,969	—	10,643
Shares	20	—	—	20
Total financial assets	65,687	1,969	291,828	359,484

	December 31, 2023
	Financial assets at fair value		Amortized cost	Total
		Derivatives used
		for hedge
Skr mn	Mandatorily	accounting
Cash and cash equivalents	—	—	3,482	3,482
Treasuries/government bonds	11,525	—	—	11,525
Other interest-bearing securities except loans	41,561	—	—	41,561
Loans in the form of interest-bearing securities	—	—	51,227	51,227
Loans to credit institutions	—	—	19,009	19,009
Loans to the public	—	—	224,165	224,165
Derivatives	5,686	746	—	6,432
Shares	—	—	—	—
Total financial assets	58,772	746	297,883	357,401

Schedule of financial liabilities by accounting category

	December 31, 2024
	Financial liabilities at fair value
		Designated upon
		initial recognition	Derivatives used for
Skr mn	Mandatorily	(FVO)	hedge accounting	Amortized cost	Total
Borrowing from credit institutions	—	—	—	8,607	8,607
Debt securities issued	—	17,908	—	298,480	316,388
Derivatives	2,303	—	2,924	—	5,227
Total financial liabilities	2,303	17,908	2,924	307,087	330,222

	December 31, 2023
	Financial liabilities at fair value
		Designated upon
		initial recognition	Derivatives used for
Skr mn	Mandatorily	(FVO)	hedge accounting	Amortized cost	Total
Borrowing from credit institutions	—	—	—	3,628	3,628
Debt securities issued	0	20,499	—	293,609	314,108
Derivatives	9,469	—	3,168	—	12,637
Total financial liabilities	9,469	20,499	3,168	297,237	330,373